RIGHT-OF-USE ASSETS (Details)	12 Months Ended
Mar. 31, 2026 HKD ($)
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Carrying values
Gross carrying amount [member] | Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,919
Disposals	(2,919)
Ending balance
Carrying values
Accumulated depreciation [Member] | Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,189
Disposals	(2,919)
Ending balance
Depreciation	730
Carrying values
Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Carrying values